[AXA EQUITABLE LOGO]	Richard Goldberger
Senior Director and Associate General Counsel
201-743-7174
Fax: 201-743-5940

May 13, 2014

LAW DEPARTMENT

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Form N-4 Registration Statement

File No. 333-165395 and 811-07659

CIK #0001015570

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing pursuant to
Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 9 and Amendment No. 330 (“Amendment”) to AXA Equitable’s Form N-4 Registration Statement File Nos. 333-165395 and 811-07659 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. 49 (“Separate Account”) of AXA Equitable.

The purpose of this Amendment is to update the currently effective Structured Capital Strategies prospectus to reflect the addition of (i) a new securities index and (ii) a number of new Segment Types that we refer to as Choice Segments to the Structured Investment Option. The updated prospectus will be sent to new Structured Capital Strategies contract purchasers. This Amendment also contains a supplement to the current prospectus describing these changes, which we plan to distribute to existing Structured Capital Strategies contract owners.

Financial statements and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned at 201-743-7174 if there are any questions in connection with this matter.

Very truly yours,

/s/ Richard Goldberger
Richard Goldberger

cc:	Christopher E. Palmer, Esq.

Alison White, Esq.